GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
General and administrative expenses [Abstract]
General and Administrative Expenses	General and Administrative Expenses

For the years ended December 31	2023	2022
Corporate administration	$101	$125
Share-based compensation	25	34
Total[1]	$126	$159
[1]Includes employee costs of $82 million (2022: $93 million).